Subsidiaries (Schedule of Financial Statement of Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Euro European Dairies Ltd. [Member]
Disclosure of transactions between related parties [line items]
Ownership Interest	100.00%	100.00%
W.F.D. (Import, Marketing and Trading) Ltd. [Member]
Disclosure of transactions between related parties [line items]
Ownership Interest	100.00%	100.00%
W.Capital Ltd. [Member]
Disclosure of transactions between related parties [line items]
Ownership Interest	100.00%	100.00%